Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY
VERSUS
PERFORMANCE
The following table reports the compensation of our Principal Executive
O
fficer (“PEO”) and the average compensation of the other NEOs (the “Non-PEO NEOs”) as reported in the Summary Compensation Table for the past three fiscal years, as well as their “compensation actually paid” (“CAP”) as calculated pursuant to rules adopted by the SEC. CAP amounts for purposes of the tabular disclosure and the following graphs were calculated in accordance with Item 402(v) of Regulation S-K and do not necessarily represent the actual final amount of compensation earned by or actually paid to our NEOs during the applicable years. For information concerning the Compensation and Management Development Committee’s compensation philosophy and how the Compensation and Management Development Committee aligns executive compensation with financial performance, refer to the Compensation Discussion and Analysis (“CD&A”) section of this proxy statement.

Year (1)	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (3)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) ($ in millions) (5)	Company Selected Measure (6)
					Total Shareholder Return	Peer Group Total Shareholder Return (4)		Consolidated Constant Currency Revenue ($ in millions) (6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$16,449,105	$20,502,180	$4,689,197	$5,650,800	$89.82	$113.92	$231.4	$7,160
2021	$14,983,532	$(1,094,956)	$4,235,857	$1,320,366	$86.11	$140.40	$401.6	$7,809
2020	$13,031,701	$7,354,725	$3,437,316	$3,191,439	$103.77	$117.63	$(138.9)	$6,964

(1)	The PEO for all years was Mr. Hanson. The Non-PEO NEOs for the applicable years were as follows:

(a)	2022: Messrs. Upadhyay, Tornos, Yi and Phipps.

(b)	2021: Messrs. Upadhyay, Tornos and Yi and Wilfred van Zuilen, President, EMEA.

(c)	2020: Messrs. Upadhyay, Tornos and Yi and Didier Deltort, former President, EMEA.

(2)	The Summary Compensation Table totals reported for the PEO for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate CAP:

Year	Summary Compensation Table Total for PEO	Summary Compensation Table Stock Awards and Option Awards for PEO	Summary Compensation Table Change in Pension Value for PEO		Year End Fair Value of Equity Awards Granted in the Year for the PEO	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards for the PEO	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year for the PEO	Pension Service Costs for PEO	Compensation Actually Paid to PEO
	(a)	(b)	(c)		(d)	(e)	(f)	(g)	(h)
2022	$16,449,105	$(12,634,742)		$(0)	$16,131,140	$688,430	$(131,753)	$0	$20,502,180
2021	$14,983,532	$(11,650,080)		$(0)	$7,361,101	$(9,767,449)	$(2,022,060)	$0	$(1,094,956)
2020	$13,031,701	$(10,000,052)		$(0)	$9,719,280	$(3,337,353)	$(2,058,851)	$0	$7,354,725

(3)	The Average Summary Compensation Table totals reported for the Non-PEO NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate Average CAP:

Year	Summary Compensation Table Total	Summary Compensation Table Stock Awards and Option Awards	Summary Compensation Table Change in Pension Value	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Pension Service Costs	Compensation Actually Paid
	(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)

2022	$4,689,197	$(3,077,436)	$(0)	$3,966,299	$142,247	$(69,507)	$0	$5,650,800
2021	$4,235,857	$(2,902,562)	$(38,951)	$1,855,210	$(1,805,722)	$(23,467)	$0	$1,320,366
2020	$3,437,316	$(2,067,635)	$(82,382)	$2,009,589	$154,524	$(332,978)	$73,006	$3,191,439

EXECUTIVE COMPENSATION

(4)
Pursuant to SEC rules, the TSR figures assume an initial investment of $100 on December 31, 2019. As permitted by SEC rules, the peer group referenced for purposes of the TSR comparison is the group of companies included in the S&P 500 Health Care Equipment Index, which is the industry index we used for purposes of Item 201(e) of Regulation S-K.

(5)	Net Income (Loss) reflects the Net Earnings (Loss) of Zimmer Biomet Holdings, Inc., inclusive of results from those discontinued operations relating to the spinoff of ZimVie Inc. on March 1, 2022.

(6)
The company has identified
consolidated constant currency revenue
from the tabular list of 2022 Most Important Measures below as the company-selected measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link CAP to the PEO and the Non-PEO NEOs in 2022 to the company’s performance. See Appendix A in this proxy statement for a reconciliation of consolidated constant currency revenue, a non-GAAP
measure, to the most directly comparable GAAP measure.

Company Selected Measure Name	consolidated constant currency revenue
Named Executive Officers, Footnote [Text Block]
(1)	The PEO for all years was Mr. Hanson. The Non-PEO NEOs for the applicable years were as follows:

(a)	2022: Messrs. Upadhyay, Tornos, Yi and Phipps.

(b)	2021: Messrs. Upadhyay, Tornos and Yi and Wilfred van Zuilen, President, EMEA.

(c)	2020: Messrs. Upadhyay, Tornos and Yi and Didier Deltort, former President, EMEA.

Peer Group Issuers, Footnote [Text Block]
Pursuant to SEC rules, the TSR figures assume an initial investment of $100 on December 31, 2019. As permitted by SEC rules, the peer group referenced for purposes of the TSR comparison is the group of companies included in the S&P 500 Health Care Equipment Index, which is the industry index we used for purposes of Item 201(e) of Regulation S-K.

PEO Total Compensation Amount	$ 16,449,105	$ 14,983,532	$ 13,031,701
PEO Actually Paid Compensation Amount	$ 20,502,180	(1,094,956)	7,354,725
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	The Summary Compensation Table totals reported for the PEO for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate CAP:

Year	Summary Compensation Table Total for PEO	Summary Compensation Table Stock Awards and Option Awards for PEO	Summary Compensation Table Change in Pension Value for PEO		Year End Fair Value of Equity Awards Granted in the Year for the PEO	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards for the PEO	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year for the PEO	Pension Service Costs for PEO	Compensation Actually Paid to PEO
	(a)	(b)	(c)		(d)	(e)	(f)	(g)	(h)
2022	$16,449,105	$(12,634,742)		$(0)	$16,131,140	$688,430	$(131,753)	$0	$20,502,180
2021	$14,983,532	$(11,650,080)		$(0)	$7,361,101	$(9,767,449)	$(2,022,060)	$0	$(1,094,956)
2020	$13,031,701	$(10,000,052)		$(0)	$9,719,280	$(3,337,353)	$(2,058,851)	$0	$7,354,725

Non-PEO NEO Average Total Compensation Amount	$ 4,689,197	4,235,857	3,437,316
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,650,800	1,320,366	3,191,439
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)	The Average Summary Compensation Table totals reported for the Non-PEO NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate Average CAP:

Year	Summary Compensation Table Total	Summary Compensation Table Stock Awards and Option Awards	Summary Compensation Table Change in Pension Value	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Pension Service Costs	Compensation Actually Paid
	(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)

2022	$4,689,197	$(3,077,436)	$(0)	$3,966,299	$142,247	$(69,507)	$0	$5,650,800
2021	$4,235,857	$(2,902,562)	$(38,951)	$1,855,210	$(1,805,722)	$(23,467)	$0	$1,320,366
2020	$3,437,316	$(2,067,635)	$(82,382)	$2,009,589	$154,524	$(332,978)	$73,006	$3,191,439

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between Compensation Actually Paid and Performance Measures
The following graphs further illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. In addition, the first graph below further illustrates the relationship between company total shareholder return and that of the industry index peer group described above. As noted above, CAP amounts for purposes of the tabular disclosure and the following graphs were calculated in accordance with SEC rules and do not necessarily represent the actual final amount of compensation earned by or actually paid to our NEOs during the applicable years. See Appendix A in this proxy statement for a reconciliation of consolidated constant currency revenue, a non-GAAP measure, to the most directly comparable GAAP measure.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Tabular Disclosure of the Most Important Measures Linking Compensation Actually Paid During 2022 to Company Performance
The table below reflects the most important measures used by the company to link CAP to our NEOs for 2022 to company performance. For further information regarding these performance metrics and their function in our executive compensation program, please see the CD&A.

2022 Most Important Measures (Unranked)
● Consolidated constant currency revenue	● Consolidated free cash flow
● Adjusted operating profit	● Adjusted EPS growth

Total Shareholder Return Amount	$ 89.82	86.11	103.77
Peer Group Total Shareholder Return Amount	113.92	140.4	117.63
Net Income (Loss)	$ 231,400,000	$ 401,600,000	$ (138,900,000)
Company Selected Measure Amount	7,160,000,000	7,809,000,000	6,964,000,000
PEO Name	Mr. Hanson
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Consolidated constant currency revenue
Non-GAAP Measure Description [Text Block]	The company has identified
consolidated constant currency revenue
from the tabular list of 2022 Most Important Measures below as the company-selected measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link CAP to the PEO and the Non-PEO NEOs in 2022 to the company’s performance. See Appendix A in this proxy statement for a reconciliation of consolidated constant currency revenue, a non-GAAP
	measure, to the most directly comparable GAAP measure.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted operating profit
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Consolidated free cash flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS growth
PEO [Member] | Year End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 16,131,140	$ 7,361,101	$ 9,719,280
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	688,430	(9,767,449)	(3,337,353)
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(131,753)	(2,022,060)	(2,058,851)
PEO [Member] | Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Pension Service Costs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | SCT Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,634,742)	(11,650,080)	(10,000,052)
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,966,299	1,855,210	2,009,589
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	142,247	(1,805,722)	154,524
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(69,507)	(23,467)	(332,978)
Non-PEO NEO [Member] | Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(38,951)	(82,382)
Non-PEO NEO [Member] | Change in Pension Service Costs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	73,006
Non-PEO NEO [Member] | SCT Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,077,436)	$ (2,902,562)	$ (2,067,635)